Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2025	May 27, 2025	Dec. 31, 2024
Fair Value Measurements
Due from related parties non current fair value - determined through level 3 inputs	$ 1,038
Due from related party	1,350		$ 1,350
Level 1
Fair Value Measurements
Redeemable preferred units liability fair value	$ 55,770	$ 55,528